Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$744,458.72

Principal:
Principal Collections	$9,327,911.01
Prepayments in Full	$3,879,517.65
Liquidation Proceeds	$121,674.91
Recoveries	$43,102.50
Sub Total	$13,372,206.07
Collections	$14,116,664.79

Purchase Amounts:
Purchase Amounts Related to Principal	$552,326.49
Purchase Amounts Related to Interest	$2,916.10
Sub Total	$555,242.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,671,907.38

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,671,907.38
Servicing Fee	$185,791.63	$185,791.63	$0.00	$0.00	$14,486,115.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,486,115.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,486,115.75
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,486,115.75
Interest - Class A-4 Notes	$138,371.56	$138,371.56	$0.00	$0.00	$14,347,744.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,347,744.19
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$14,261,363.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,261,363.02
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$14,198,553.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,198,553.27
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$14,117,830.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,117,830.27
Regular Principal Payment	$12,273,585.73	$12,273,585.73	$0.00	$0.00	$1,844,244.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,844,244.54
Residuel Released to Depositor	$0.00	$1,844,244.54	$0.00	$0.00	$0.00
Total		$14,671,907.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,273,585.73
Total					$12,273,585.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,273,585.73	$63.65	$138,371.56	$0.72	$12,411,957.29	$64.37
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$12,273,585.73	$8.84	$368,285.48	$0.27	$12,641,871.21	$9.11

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$105,092,326.31	0.5449716	$92,818,740.58	0.4813251
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$200,322,326.31	0.1443484	$188,048,740.58	0.1355043

Pool Information
Weighted Average APR	4.205%	4.209%
Weighted Average Remaining Term	24.45	23.61
Number of Receivables Outstanding	23,006	22,391
Pool Balance	$222,949,961.92	$208,874,220.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$200,322,326.31	$188,048,740.58
Pool Factor	0.1449301	0.1357800

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$20,825,480.36
Targeted Overcollateralization Amount	$20,825,480.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,825,480.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	41

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$194,310.92
(Recoveries)		152	$43,102.50
Net Losses for Current Collection Period			$151,208.42
Cumulative Net Losses Last Collection Period			$11,538,998.48
Cumulative Net Losses for all Collection Periods			$11,690,206.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.81%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.36%	599	$7,022,219.83
61-90 Days Delinquent	0.39%	65	$820,245.59
91-120 Days Delinquent	0.15%	23	$310,866.91
Over 120 Days Delinquent	0.58%	98	$1,210,555.82
Total Delinquent Receivables	4.48%	785	$9,363,888.15

Repossession Inventory:
Repossessed in the Current Collection Period		16.00	180,998.81
Total Repossessed Inventory		23.00	314,778.45

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6776%
Preceding Collection Period			0.5342%
Current Collection Period			0.8404%
Three Month Average			0.6841%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8076%
Preceding Collection Period			0.8085%
Current Collection Period			0.8307%
Three Month Average			0.8156%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer